Income Taxes - Summary of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance - Beginning of the year	$ 9,340	$ 31,090	$ 18,371
Provisions	26,594	297	24,506
Utilizations and reversals	0	(22,047)	(11,787)
Balance - End of the year	$ 35,934	$ 9,340	$ 31,090